Description of Business (Q3)	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2017
Description of Business [Abstract]
Description of Business
Note 1 — Description of Business

Formation of the Company

On March 23, 2017, AP Event Inc. (“AP” or the “Registrant”) consummated an Agreement and Plan of Merger (the “Merger Agreement”) with LB Media Group, LLC, a Colorado limited liability Company (“LB Media”), August Petrov (the principal stockholder of AP), and LB Acquisition Corp., a Colorado corporation  and a wholly-owned subsidiary of AP (“Acquisition”) whereby Acquisition was merged with and into LB Media (the “Merger”) in consideration for: cash in the amount of Six Hundred Thousand Dollars ($600,000); 2,351,355 newly-issued, pre-split shares of the Registrant’s Common Stock (the “Merger Shares”); and 324,327 pre-split shares of the Registrant’s Series A Preferred Stock, par value $0.001 per share (the “Series A Shares,” and collectively with the Merger Shares, the “Merger Consideration”).  Pursuant to the terms of the Merger Agreement, LB Media agreed to retire 5,000,000 pre-split shares of Common Stock of the Registrant held immediately prior to the Merger.

As a result of the Merger, LB Media became a wholly-owned subsidiary of the Registrant, and immediately following the consummation of the Merger and giving effect to the securities sold in the Offering, the members of LB Media beneficially owned approximately fifty-five percent (55%) of the issued and outstanding Common Stock of the Registrant.  The Merger Agreement contains customary representations, warranties, and covenants of the Registrant and LB Media for like transactions.

As a result of the reorganization and name change discussed later, Leafbuyer Technologies, Inc. (“Leafbuyer”) became the publicly quoted parent holding company with LB Media becoming a wholly-owned subsidiary of Leafbuyer.  Upon consummation of the Agreement, Leafbuyer common stock was deemed to be registered under Section 12(b) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12g-3(a) promulgated thereunder.  For purposes of Rule 12g-3(a), Leafbuyer is the successor issuer to AP.

AP was established under the corporation laws in the State of Nevada on October 16, 2014.  On March 24, 2017, the Registrant changed its name to Leafbuyer Technologies, Inc.

All references herein to “us,” “we,” “our,” “Leafbuyer,” or the “Company” refer to Leafbuyer Technologies, Inc. and its subsidiaries.

Description of Business

We are focused on providing valuable information for the savvy cannabis consumer looking to make a purchase via deals and a dispensary database.  We connect consumers with dispensaries by working alongside businesses to showcase their unique products and build a network of loyal patrons.  Our national network of cannabis deals and information reaches millions of consumers monthly.

LB Media was founded in 2012 by a group of technology and industry veterans and provides online resources for cannabis deals and specials.  Our headquarters are located in Greenwood Village, Colorado.

Basis of Presentation

The accompanying condensed consolidated balance sheet as of June 30, 2017, has been derived from audited financial statements.  The accompanying unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements being audited and in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements.  In the opinion of management, such unaudited information includes all adjustments (consisting only of normal recurring accruals) necessary for a fair presentation of this interim information.  All intercompany transactions have been eliminated in consolidation.  Operating results and cash flows for interim periods are not necessarily indicative of results that can be expected for the entire year.  The information included in this report should be read in conjunction with our audited financial statements and notes thereto.

Going Concern

As shown in the accompanying condensed consolidated financial statements, we had total stockholders’ deficit of $572,493 and a working capital deficit of $573,779 of March 31, 2018.  We reported a net loss of $1,310,941 for the nine months ended March 31, 2018, and we anticipate further losses in the development of our business.  Accordingly, there is substantial doubt about our ability to continue as a going concern.

Our ability to continue as a going concern is dependent upon our generating profitable operations in the future and / or obtaining the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due.  Management believes that actions presently being taken to further implement our business plan and generate additional revenues provide opportunity for the Company to continue as a going concern.  While we believe in the viability of our strategy to generate additional revenues and our ability to raise additional funds, there can be no assurances to that effect.

Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation.

Note 1 — Description of Business

Formation of the Company

On March 23, 2017, AP Event Inc. (“AP” or the “Registrant”) consummated an Agreement and Plan of Merger (the “Merger Agreement”) with LB Media Group, LLC, a Colorado limited liability Company (“LB Media”), August Petrov (the principal stockholder of AP), and LB Acquisition Corp., a Colorado corporation  and a wholly-owned subsidiary of AP (“Acquisition”) whereby Acquisition was merged with and into LB Media (the “Merger”) in consideration for: cash in the amount of Six Hundred Thousand Dollars ($600,000); 2,351,355 newly-issued, pre-split shares of the Registrant’s Common Stock (the “Merger Shares”); and 324,327 pre-split shares of the Registrant’s Series A Preferred Stock, par value $0.001 per share (the “Series A Shares,” and collectively with the Merger Shares, the “Merger Consideration”).  Pursuant to the terms of the Merger Agreement, LB Media agreed to retire 5,000,000 pre-split shares of Common Stock of the Registrant held immediately prior to the Merger.

As a result of the Merger, LB Media became a wholly-owned subsidiary of the Registrant, and immediately following the consummation of the Merger and giving effect to the securities sold in the Offering, the members of LB Media beneficially owned approximately fifty-five percent (55%) of the issued and outstanding Common Stock of the Registrant.  The Merger Agreement contains customary representations, warranties, and covenants of the Registrant and LB Media for like transactions.

As a result of the reorganization and name change discussed later, Leafbuyer Technologies, Inc. (“Leafbuyer”) became the publicly quoted parent holding company with LB Media becoming a wholly-owned subsidiary of Leafbuyer.  Upon consummation of the Agreement, Leafbuyer common stock was deemed to be registered under Section 12(b) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12g-3(a) promulgated thereunder.  For purposes of Rule 12g-3(a), Leafbuyer is the successor issuer to AP.

AP was established under the corporation laws in the State of Nevada on October 16, 2014.  On March 24, 2017, the Registrant changed its name to Leafbuyer Technologies, Inc.

All references herein to “us,” “we,” “our,” “Leafbuyer,” or the “Company” refer to Leafbuyer Technologies, Inc. and its subsidiaries.

Description of Business

We are focused on providing valuable information for the savvy cannabis consumer looking to make a purchase via deals and a dispensary database.  We connect consumers with dispensaries by working alongside businesses to showcase their unique products and build a network of loyal patrons.  Our national network of cannabis deals and information reaches millions of consumers monthly.

LB Media was founded in 2012 by a group of technology and industry veterans and provides online resources for cannabis deals and specials.  Our headquarters is located in Greenwood Village, Colorado.

Basis of Presentation

As a result of the Merger Agreement, LB Media is considered to be the “accounting acquirer” and, accordingly, is treated as the predecessor company.  The consolidated financial statements include the results of operations and financial position of LB Media for all periods, and the results of operations and financial position of Leafbuyer as of June 30, 2017 and for the period from March 23, 2017 through June 30, 2017.

Our financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”).  The preparation of our financial statements requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses.  Although these estimates are based on our knowledge of current events and actions we may undertake in the future, actual results may ultimately differ from these estimates and assumptions.  Furthermore, when testing assets for impairment in future periods, if management uses different assumptions or if different conditions occur, impairment charges may result.

Going Concern

As shown in the accompanying financial statements, we had an equity balance of $96,465 and a working capital balance of $94,965 as of June 30, 2017.  We reported a net loss of $340,735 for the six months ended June 30, 2017, and we anticipate further losses in the development of our business.  Accordingly, there is substantial doubt about our ability to continue as a going concern.

Our ability to continue as a going concern is dependent upon our generating profitable operations in the future and / or obtaining the necessary financing to meet our obligations and repay our liabilities arising from normal business operations when they come due.  Management believes that actions presently being taken to further implement our business plan and generate additional revenues provide opportunity for the Company to continue as a going concern.  While we believe in the viability of our strategy to generate additional revenues and our ability to raise additional funds, there can be no assurances to that effect.

Reclassifications

Certain prior period amounts have been reclassified to conform with the current period presentation.